UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21875

Dividend Income Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2006

Item 1. Reports to Stockholders

Dividend Income Portfolio as of October 31, 2006

PORTFOLIO OF INVESTMENTS

Common Stocks — 98.7%
Security	Shares	Value
Aerospace & Defense — 0.9%
Honeywell International, Inc.	8,040	$338,645
United Technologies Corp.	4,628	304,152
		$642,797
Automobiles — 1.4%
Harley-Davidson, Inc.	14,900	$1,022,587
		$1,022,587
Beverages — 1.6%
Diageo PLC ADR	16,300	$1,213,861
		$1,213,861
Capital Markets — 3.0%
Credit Suisse Group ADR	3,000	$181,440
Goldman Sachs Group, Inc. (The)	3,600	683,244
Merrill Lynch & Co., Inc.	10,000	874,200
UBS AG(1)	7,760	464,358
		$2,203,242
Chemicals — 0.9%
E.I. du Pont de Nemours and Co.	15,000	$687,000
		$687,000
Commercial Banks — 14.5%
Allied Irish Banks PLC ADR	20,997	$1,147,276
Banco Bilbao Vizcaya Argentaria SA ADR	38,360	928,312
Bank of Nova Scotia(1)	4,395	192,984
Barclays PLC ADR	23,750	1,289,862
BNP Paribas(1)	3,800	417,358
HBOS PLC(1)	47,591	985,780
HSBC Holdings PLC(1)	42,794	811,911
Industrial and Commercial Bank of China(1)(2)	306,845	137,248
KBC Groep NV(1)	13,090	1,429,421
Societe Generale(1)	2,455	407,579
Toronto-Dominion Bank (The)(1)	19,900	1,152,807
UniCredito Italiano SPA(1)	67,649	560,613
Wachovia Corp.	25,150	1,395,825
		$10,856,976

Security	Shares	Value
Commercial Services & Supplies — 1.7%
Banta Corp.	8,000	$354,240
Biffa PLC(1)(2)	72,500	368,505
R.R. Donnelley & Sons Co.	17,000	575,620
		$1,298,365
Communications Equipment — 1.0%
Nokia Oyj ADR	37,000	$735,560
		$735,560
Computer Peripherals — 1.1%
International Business Machines Corp.	8,700	$803,271
		$803,271
Construction Materials — 0.6%
Lafarge SA(1)	3,080	$412,912
		$412,912
Consumer Finance — 1.5%
Student Loan Corp. (The)	5,285	$1,093,995
		$1,093,995
Diversified Financial Services — 4.0%
Bank of America Corp.	26,790	$1,443,177
Citigroup, Inc.	28,733	1,441,247
ING Groep NV ADR	3,000	132,990
		$3,017,414
Diversified Telecommunication Services — 9.1%
Alaska Communications Systems Group, Inc.	37,500	$539,625
AT&T, Inc.	30,800	1,054,900
BellSouth Corp.	19,900	897,490
Embarq Corp.	15,800	763,930
Telefonica SA(1)	19,000	365,799
Telefonos de Mexico SA de CV ADR	17,130	452,061
Telenor ASA(1)	38,500	608,635
Telenor ASA ADR	6,500	309,855
Verizon Communications, Inc.	31,160	1,152,920
Windstream Corp.	45,500	624,260
		$6,769,475

See notes to financial statements

Dividend Income Portfolio as of October 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Electric Utilities — 5.4%
E.ON AG ADR	12,020	$482,363
Endesa, SA(1)	10,500	460,690
Enel SPA(1)	77,000	737,481
Fortum Oyj(1)	31,892	880,490
Iberdrola SA(1)	10,800	494,995
Scottish and Southern Energy PLC(1)	39,900	1,000,838
		$4,056,857
Energy Equipment & Services — 0.5%
Noble Corp.(1)	5,100	$357,510
		$357,510
Food & Staples Retailing — 1.0%
Wal-Mart Stores, Inc.	14,500	$714,560
		$714,560
Food Products — 3.1%
Cadbury Schweppes PLC ADR	27,381	$1,111,395
Nestle SA(1)	1,300	444,301
Nestle SA ADR	9,175	783,731
		$2,339,427
Hotels, Restaurants & Leisure — 4.3%
McDonald's Corp.	39,400	$1,651,648
Mitchells and Butlers PLC(1)	13,204	149,698
Starwood Hotels and Resorts Worldwide, Inc.	23,400	1,397,916
		$3,199,262
Household Products — 0.6%
Kimberly-Clark Corp.	1,670	$111,088
Kimberly-Clark de Mexico SA de CV(1)	78,500	328,184
		$439,272
Independent Power Producers & Energy Traders — 1.2%
TXU Corp.	14,170	$894,552
		$894,552
Industrial Conglomerates — 1.8%
General Electric Co.	38,150	$1,339,447
		$1,339,447

Security	Shares	Value
Insurance — 5.3%
AFLAC, Inc.	5,400	$242,568
Fidelity National Title Group, Inc., Class A	69,925	1,539,049
Hartford Financial Services Group, Inc. (The)	6,600	575,322
Markel Corp.(2)	100	39,950
St. Paul Travelers Cos., Inc. (The)	24,495	1,252,429
W. R. Berkley Corp.	8,500	313,310
		$3,962,628
Metals & Mining — 2.5%
Anglo American PLC ADR	23,150	$525,042
BHP Billiton, Ltd. ADR	11,400	485,298
Freeport-McMoRan Copper & Gold, Inc., Class B	14,631	884,883
		$1,895,223
Multiline Retail — 1.5%
J.C. Penney Company, Inc.	7,900	$594,317
Marks & Spencer Group PLC(1)	41,400	517,804
		$1,112,121
Multi-Utilities — 2.1%
CMS Energy Corp.(2)	32,000	$476,480
National Grid PLC(1)	40,200	512,515
RWE AG(1)	5,595	554,168
		$1,543,163
Oil, Gas & Consumable Fuels — 13.4%
Chesapeake Energy Corp.	11,000	$356,840
Chevron Corp.	16,500	1,108,800
ConocoPhillips	14,503	873,661
ENI SPA ADR	12,000	728,520
Exxon Mobil Corp.	30,589	2,184,666
Kinder Morgan, Inc.	4,758	500,066
Marathon Oil Corp.	12,000	1,036,800
Neste Oil Oyj(1)	7,628	243,361
Occidental Petroleum Corp.	15,660	735,080
Statoil ASA ADR	20,870	529,263
Total SA ADR	7,440	506,962
Williams Cos., Inc. (The)	50,515	1,234,081
		$10,038,100

See notes to financial statements

Dividend Income Portfolio as of October 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Pharmaceuticals — 6.6%
GlaxoSmithKline PLC ADR	19,354	$1,030,601
Johnson & Johnson	14,885	1,003,249
Pfizer, Inc.	54,250	1,445,763
Wyeth	28,725	1,465,837
		$4,945,450
Real Estate Investment Trusts (REITs) — 1.8%
Equity Residential	12,450	$679,895
Host Hotels & Resorts, Inc.	122	2,813
Simon Property Group, Inc.	6,990	678,729
		$1,361,437
Road & Rail — 1.5%
Burlington Northern Santa Fe Corp.	14,070	$1,090,847
		$1,090,847
Specialty Retail — 1.0%
Home Depot, Inc. (The)	19,450	$726,069
		$726,069
Thrifts & Mortgage Finance — 0.5%
IndyMac Bancorp, Inc.	8,200	$372,690
		$372,690
Tobacco — 2.5%
Altria Group, Inc.	13,745	$1,117,881
Reynolds American, Inc.	11,800	745,288
		$1,863,169
Water Utilities — 0.8%
Severn Trent PLC(1)	23,333	$620,948
		$620,948
Total Common Stocks (identified cost $69,209,484)		$73,630,187

Short-Term Investments — 5.8%
Security	Principal Amount (000's omitted)	Value
Abbey National North America LLC, Commercial Paper, 5.31%, 11/1/06	$934	$934,000
Societe Generale Time Deposit, 5.31%, 11/1/06	3,400	3,400,000
Total Short-Term Investments (at amortized cost, $4,334,000)		$4,334,000
Total Investments — 104.5% (identified cost $73,543,484)		$77,964,187
Other Assets, Less Liabilities — (4.5)%		$(3,325,891)
Net Assets — 100.0%		$74,638,296

ADR - American Depository Receipt

(1)  Foreign security.

(2)  Non-income producing security.

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	79.9%	$62,345,294
United Kingdom	6.4	4,967,999
Belgium	1.8	1,429,421
Canada	1.7	1,345,791
Spain	1.7	1,321,484
Italy	1.7	1,298,094
France	1.6	1,237,849
Finland	1.4	1,123,851
Switzerland	1.2	908,659
Norway	0.8	608,635
Germany	0.7	554,168
Cayman Islands	0.5	357,510
Mexico	0.4	328,184
China	0.2	137,248
Total	100%	$77,964,187

See notes to financial statements

Dividend Income Portfolio as of October 31, 2006

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of October 31, 2006

Assets
Investments, at value (identified cost, $73,543,484)	$77,964,187
Cash	15,737
Receivable for investments sold	1,160,739
Dividends and interest receivable	457,470
Tax reclaim receivable	58,284
Total assets	$79,656,417
Liabilities
Payable for investments purchased	$4,938,514
Payable to affiliate for investment adviser fee	36,677
Payable to affiliate for Trustees' fees	1,003
Other accrued expenses	41,927
Total liabilities	$5,018,121
Net Assets applicable to investors' interest in Portfolio	$74,638,296
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$70,355,026
Net unrealized appreciation (computed on the basis of identified cost)	4,283,270
Total	$74,638,296

Statement of Operations

For the Period Ended
October 31, 2006(1)

Investment Income
Dividends (net of foreign taxes, $194,867)	$3,913,688
Interest	53,840
Total investment income	$3,967,528
Expenses
Investment adviser fee	$156,668
Trustees' fees and expenses	405
Legal and accounting services	17,038
Custodian fee	33,738
Organization expense	4,000
Miscellaneous	2,573
Total expenses	$214,422
Deduct — Reduction of custodian fee	$174
Total expense reductions	$174
Net expenses	$214,248
Net investment income	$3,753,280
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(2,640,225)
Foreign currency transactions	(88,561)
Net realized loss	$(2,728,786)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$4,273,454
Foreign currency	9,816
Net change in unrealized appreciation (depreciation)	$4,283,270
Net realized and unrealized gain	$1,554,484
Net increase in net assets from operations	$5,307,764

(1)  For the period from the start of business, March 24, 2006, to October 31, 2006.

See notes to financial statements

Dividend Income Portfolio as of October 31, 2006

FINANCIAL STATEMENTS CONT'D

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended October 31, 2006(1)
From operations — Net investment income	$3,753,280
Net realized loss from investment transactions and foreign currency transactions	(2,728,786)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	4,283,270
Net increase in net assets from operations	$5,307,764
Capital transactions — Assets contributed by Eaton Vance Dividend Income Fund	$5,112,681
Contributions	67,092,789
Withdrawals	(2,974,948)
Net increase in net assets from capital transactions	$69,230,522
Net increase in net assets	$74,538,286
Net Assets
At beginning of period	$100,010
At end of period	$74,638,296

(1)  For the period from the start of business, March 24, 2006, to October 31, 2006.

See notes to financial statements

Dividend Income Portfolio as of October 31, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Period Ended October 31, 2006(1)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.88	%(2)
Expenses after custodian fee reduction	0.88	%(2)
Net investment income	15.44	%(2)
Portfolio Turnover	170%
Total Return(3)	10.33%
Net assets, end of period (000's omitted)	$74,638

(1)  For the period from the start of business, March 24, 2006, to October 31, 2006.

(2)  Annualized.

(3)  Total return is not computed on an annualized basis.

See notes to financial statements

Dividend Income Portfolio as of October 31, 2006

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Dividend Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 13, 2006 seeks to achieve total return by investing primarily in a diversified portfolio of equity securities that pay dividends. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2006, the Eaton Vance Dividend Income Fund held a 69.0% interest in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the accrual basis.

C  Income Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

Dividend Income Portfolio as of October 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

E  Financial Futures Contracts — Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in the price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

H  Put Options — Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

I  Securities Sold Short — The Portfolio may sell individual securities short if it owns at least an equal amount of the security sold short or has at the time of the sale a right to obtain securities in kind and amount to the securities sold short provided that, if such right is conditional, the sale is made upon the same conditions (a covered short sale). The Portfolio may sell short securities representing an index or basket of securities whose constituents the Portfolio holds in whole or in part. A short sale of an index or basket of securities will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by the Portfolio. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. The seller of a short position generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale. The exposure to loss on covered short sales (to the extent the value of the security sold short rises instead of falls) is offset by the increase in the value of the underlying security or securities retained. The profit or loss on a covered short sale is also affected by the borrowing cost of any securities borrowed in connection with the short sale (which will vary with market conditions) and use of the proceeds of the short sale. The Portfolio expects normally to close its covered short sales by delivering newly acquired stocks. Exposure to loss on an index or basket of securities sold short will not be offset by gains on other securities holdings to the extent that the constituent securities of the index or a basket of securities sold short are not held by the Portfolio. Such losses may be substantial.

J  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of

Dividend Income Portfolio as of October 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

K  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

L  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee of 0.65% annually of the average daily net assets of the Portfolio up to $500 Million, and at reduced rates as daily net assets exceed that level. For the period from the start of business, March 24, 2006, to October 31, 2006, the advisory fee amounted to $156,668. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from March 24, 2006 (start of business) to October 31, 2006, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investments Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $134,220,848 and $67,451,855 respectively, for the period from the start of business, March 24, 2006, to October 31, 2006.

4  Transfer of Assets

Investment operations began on March 24, 2006 with a transfer of investment assets, and related accounts, by Eaton Vance Dividend Income Fund of $5,112,681, in exchange for an interest in the Portfolio, including net unrealized appreciation of $147,048. The transaction was structured for tax purposes to qualify as a tax-free exchange under the Internal Revenue Code.

5  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) of investments owned at October 31, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$73,602,468
Gross unrealized appreciation	$4,740,064
Gross unrealized depreciation	(378,345)
Net unrealized appreciation	$4,361,719

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and

Dividend Income Portfolio as of October 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at October 31, 2006.

8  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees for the period from the start of business, March 24, 2006, to October 31, 2006.

9  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

Dividend Income Portfolio as of October 31, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Dividend Income Portfolio:

We have audited the accompanying statement of assets and liabilities of Dividend Income Portfolio (the Portfolio), including the portfolio of investments, as of October 31, 2006, the related statement of operations, the statement of changes in net assets, and the supplementary data for the period from the start of business, March 24, 2006, to October 31, 2006. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of the Dividend Income Portfolio as of October 31, 2006, the results of its operations, the changes in its net assets and the supplementary data for the period from the start of business, March 24, 2006, to October 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 15, 2006

Eaton Vance Dividend Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

In considering the approval of the investment advisory agreement between Dividend Income Portfolio (the "Portfolio") and Boston Management and Research ("BMR"), the Special Committee considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreements of other Eaton Vance Funds. Such information included, among other things, the following:

•  The economic outlook and the general investment outlook in relevant investment markets;

•  BMR's results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  The allocation of brokerage and the benefits received by the investment adviser as a result of brokerage allocation;

•  BMR's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to BMR's compliance efforts undertaken on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by BMR and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described herein.

The Special Committee also considered the nature, extent and quality of the management services provided by BMR. In so doing, the Special Committee considered BMR's management capabilities with respect to the types of investments held by the Portfolio, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the investment advisory agreement. The Special Committee specifically noted the investment adviser's in-house equity research capabilities. The Special Committee also took into account the time and attention to be devoted by senior management to the Portfolio and the other funds in the complex. The Special Committee evaluated the level of skill required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

The Special Committee received information concerning the investment philosophy and investment process applied by BMR in managing the Portfolio. In this regard, the Special Committee considered BMR's in-house research capabilities as well as other resources available to BMR personnel, including research services that may be available to BMR as a result of securities transactions affected for the Portfolio and other investment advisory clients. The Special Committee concluded that BMR's investment process, research capabilities and philosophy were well suited to the Portfolio, given the Portfolio's investment objective and policies. The Special Committee also considered BMR's success in managing other Funds that seek to generate qualified dividend income, including one open-end fund.

With respect to its review of investment advisory fees, the Special Committee concluded that the fees to be paid by the Portfolio are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the estimated expense ratio of the Fund, the Special Committee concluded that such expense ratio is within a range that is competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's expected profits in providing investment management and administration services for Eaton Vance Funds with a similar fee structure to that of the Fund and for all Eaton Vance funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Fund and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services to be rendered, the profits to be realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser is expected to realize benefits from economies of scale in managing the Portfolio, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to approve the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by BMR and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the approval of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

Eaton Vance Dividend Income Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Dividend Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "Parametric" refers to Parametric Portfolio Associates and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

James B. Hawkes 11/9/41	Trustee	Trustee of the Trust since 1991 and of the Portfolio since 2006.	Chairman and Chief Executive Officer of EVC, BMR, EVM and EV; Director of EV; Vice President and Director of EVD. Trustee and/or officer of 170 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trust and the Portfolio.	170	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Trustee of the Trust since 2005 and of the Portfolio since 2006.	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	170	None

Samuel L. Hayes, III 2/23/35	Trustee and Chairman of the Board	Trustee of the Trust since 1986; of the Portfolio since 2006 and Chairman of the Board since 2005.	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications services company).	170	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Trustee of the Trust since 2003 and of the Portfolio since 2006.	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	170	None

Ronald A. Pearlman 7/10/40	Trustee	Trustee of the Trust since 2003 and of the Portfolio since 2006.	Professor of Law, Georgetown University Law Center.	170	None

Eaton Vance Dividend Income Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Norton H. Reamer 9/21/35	Trustee	Trustee of the Trust since 1986 and of the Portfolio since 2006.	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).	170	None

Lynn A. Stout 9/14/57	Trustee	Trustee of the Trust since 1998 and of the Portfolio since 2006.	Professor of Law, University of California at Los Angeles School of Law.	170	None

Ralph F. Verni 1/26/43	Trustee	Trustee of the Trust since 2005 and of the Portfolio since 2006.	Consultant and private investor.	170	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Thomas E. Faust Jr. 5/31/58	President of the Trust	Since 2002	President of EVC, EVM, BMR and EV and Director of EVC. Chief Investment Officer of EVC, EVM and BMR. Officer of 71 registered investment companies and 5 private investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President of the Trust	Since 1995	Vice President of EVM and BMR. Officer of 71 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 86 registered investment companies managed by EVM or BMR.

Kevin S. Dyer 2/21/75	Vice President of the Trust	Since 2005	Assistant Vice president of EVM and BMR. Officer of 25 registered investment companies managed by EVM or BMR.

Aamer Khan 6/7/60	Vice President	Vice President of the Trust since 2005 and of the Portfolio since 2006	Vice President of EVM and BMR. Officer of 29 registered investment companies managed by EVM or BMR.

Thomas H. Luster 4/8/62	Vice President of the Trust	Since 2006	Vice President of EVM and BMR. Officer of 45 registered investment companies managed by EVM or BMR.

Michael R. Mach 7/15/47	Vice President of the Trust	Since 1999	Vice President of EVM and BMR. Officer of 51 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	Vice President of the Trust	Since 1998	Vice President of EVM and BMR. Officer of 86 registered investment companies managed by EVM or BMR.

Cliff Quisenberry, Jr. 1/1/65	Vice President of the Trust	Since 2006	Vice President and Director of Research and Product Development of Parametric. Officer of 30 registered investment companies managed by EVM or BMR.

Duncan W. Richardson 10/26/57	Vice President of the Trust and President of the Portfolio	Vice President of the Trust since 2001 and President of the Portfolio since 2006	Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer 71 registered investment companies managed by EVM or BMR.

Eaton Vance Dividend Income Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Walter A. Row, III 7/20/57	Vice President of the Trust	Since 2001	Director of Equity Research and a Vice President of EVM and BMR. Officer of 33 registered investment companies managed by EVM or BMR.

Judith A. Saryan 8/21/54	Vice President	Vice President of the Trust since 2003 and of the Portfolio since 2006	Vice President of EVM and BMR. Officer of 50 registered investment companies managed by EVM or BMR.

Susan Schiff 3/31/61	Vice President of the Trust	Since 2002	Vice President of EVM and BMR. Officer of 30 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer of the Trust	Since 2005(2)	Vice President of EVM and BMR. Officer of 170 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Secretary of the Trust since 1997 and of the Portfolio since 2006	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 170 registered investment companies managed by EVM or BMR.

Michelle A. Green 8/25/69	Treasurer of the Portfolio	Since 2006	Vice President of EVM and BMR. Officer of 63 registered investment companies and 5 private investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Chief Compliance Officer of the Trust since 2004 and of the Portfolio since 2006	Vice President of EVM and BMR. Officer of 170 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2005, Ms. Campbell served as Assistant Treasurer of the Trust since 1995.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance's website at www.eatonvance.com or by calling 1-800-225-6265.

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Investment Adviser of Dividend Income Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Dividend Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Dividend Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

2634-12/06  DIVISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the fiscal year period from the registrants commencement of operating on March 24, 2006 to October 31, 2006 by the registrant’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Fiscal Years Ended	3/24/06 to 10/31/2006

Audit Fees	$20,000

Audit-Related Fees(1)	$0

Tax Fees(2)	$10,000

All Other Fees(3)	$0

Total	$30,000

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal period from commencement operations to October 31, 2006; and (ii) the aggregate non-audit fees (i.e., fees for audit related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods.

Fiscal Years Ended	3/24/06 to 10/31/2006

Registrant	$10,000

Eaton Vance(1)	$72,100

(1)Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Income Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	December 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michelle A. Green
Michelle A. Green
Treasurer

Date:	December 19, 2006

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	December 19, 2006

Dividend Income Portfolio

FORM N-CSR

Exhibit 12(a)(2)(i)

CERTIFICATION

I, Michelle A. Green, certify that:

1.                                       I have reviewed this report on Form N-CSR of Dividend Income Portfolio;

2.                                       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.                                       Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.                                       The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)                                  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)                                 Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)                                  Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)                                 Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report  that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.                                       The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)                                  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)                                 Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Dated: December 19, 2006

/s/ Michelle A. Green
Michelle A. Green
Treasurer

Dividend Income Portfolio

FORM N-CSR

Exhibit 12(a)(2)(ii)

CERTIFICATION

I, Duncan W. Richardson., certify that:

1.                                       I have reviewed this report on Form N-CSR of Dividend Income Portfolio;

2.                                       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.                                       Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.                                       The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)                                  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)                                 Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)                                  Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)                                 Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report  that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.                                       The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)                                  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)                                 Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:	December 19, 2006
/s/ Duncan W. Richardson
Duncan W. Richardson
President

Form N-CSR Item 12(b) Exhibit

CERTIFICATION PURSUANT TO

18 U.S.C. SECTION 1350,

AS ADOPTED PURSUANT TO

SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002

The undersigned hereby certify in their capacity as Treasurer and President, respectively, of Dividend Income Portfolio (the “Portfolio”) that:

(a)                  the Annual Report of the Portfolio on Form N-CSR for the period ended October 31, 2006 (the “Report”) fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended; and

(b)                 the information contained in the Report fairly presents, in all material respects, the financial condition and the results of operations of the Portfolio  for such period.

A signed original of this written statement required by section 906 has been provided to the Portfolio and will be retained by the Portfolio and furnished to the Securities and Exchange Commission or its staff upon request.

Dividend Income Portfolio

Date: December 19, 2006

/s/ Michelle A. Green
Michelle A. Green
Treasurer

Date: December 19, 2006

/s/ Duncan W. Richardson
Duncan W. Richardson
President